REVENUE RECOGNITION - Contract Assets and Liabilities (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE RECOGNITION [Abstract]
Contract assets, current	$ 753	$ 622	$ 566
Contract assets, non-current (included within Other assets)	75	57	100
Total contract assets	828	679	666
Contract liabilities, current	(495)	(443)	(448)
Contract liabilities, non-current (included within Other long-term liabilities)	(166)	(168)	(164)
Total contract liabilities	(661)	(611)	(612)
Net contract assets	$ 167	$ 68	$ 54